Share Capital, Share Premium and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Loss on valuation of derivatives	₩ 9,227	₩ (9,227)
Foreign currency translation differences for foreign operations	509,620	566,651
Other comprehensive loss from associates	(29,992)	(20,282)
Reserves	₩ 479,628	₩ 537,142	₩ (163,446)	₩ (203,021)